CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non-current assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)
Other Non-current Assets
Loans to employees	₽ 2,763.0	$ 35.0	₽ 2,139.0
VAT reclaimable	820.0	10.4	626.0
Loans granted to third parties	37.0	0.4	402.0
Restricted cash	16.0	0.2	17.0
Interest receivable	6.0	0.1	5.0
Other receivables			73.0
Loans granted to related parties (Note 18)	38.0	0.5	33.0
Other non-current assets	14.0	0.2	178.0
Total other non-current assets	₽ 3,694.0	$ 46.8	₽ 3,473.0
U.S Dollar denominated loans | Maximum
Other Non-current Assets
Interest rate (as a percent)	2.00%	2.00%
Russian Rubles denominated loans | Maximum
Other Non-current Assets
Interest rate (as a percent)	3.00%	3.00%